Acquisition (Tables)	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Preliminary Adjusted Purchase Consideration
The following table presents the preliminary adjusted purchase consideration (in thousands):

Consideration:
Purchase consideration as per Sable-EM Purchase Agreement	$625,000
Plus:
Paid-in-kind interest from effective date to closing*	140,018
Materials and supplies*	16,637
Cash consideration paid	204,154

Preliminary adjusted purchase consideration	$985,809

*	Included in the initial principal associated with the Term Loan.

Schedule of Identified Assets Acquired and Liabilities Assumed
The following table represents the allocation of the total purchase price for the acquisition of the identifiable assets acquired and the liabilities assumed at the acquisition date (in thousands):

Total consideration	$985,809
Fair value of assets acquired:
Oil and gas properties	$1,060,583
Materials and supplies	16,637
Other assets	4,621

Amount attributable to assets acquired	$1,081,841

Fair value of liabilities assumed:
Asset retirement obligations	$90,073
Other current liabilities	827
Deferred tax liability	1,209
Other long term liabilities	3,923

Amounts attributable to liabilities assumed	96,032

Net assets acquired and liabilities assumed	$985,809